UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3695

Waddell & Reed Advisors New Concepts Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors New Concepts Fund
March 31, 2007
COMMON STOCKS	Shares	Value

Banks - 5.59%
Northern Trust Corporation	606,000	$36,423,630
Synovus Financial Corp.	1,258,000	40,683,720
		77,107,350
Beverages - 1.41%
Brown-Forman Corporation, Class B	296,750	19,454,930

Business Equipment and Services - 8.20%
Akamai Technologies, Inc.*	154,000	7,683,060
Allot Communications Ltd.*	135,750	1,245,506
Bucyrus International, Inc., Class A	171,000	8,799,660
Cintas Corporation	515,000	18,588,925
Lamar Advertising Company, Class A	348,500	21,936,332
Republic Services, Inc., Class A	496,500	13,812,630
Stericycle, Inc.*	502,210	40,927,604
		112,993,717
Capital Equipment - 2.16%
IDEX Corporation	584,450	29,736,816

Chemicals - Specialty - 1.09%
Air Products and Chemicals, Inc.	204,000	15,073,560

Communications Equipment - 0.33%
Marvell Technology Group Ltd.*	267,000	4,481,595

Computers - Micro - 4.70%
Apple Inc.*	458,900	42,634,105
Sun Microsystems, Inc.*	3,704,000	22,205,480
		64,839,585
Computers - Peripherals - 1.03%
Citrix Systems, Inc.*	197,000	6,305,970
Electronic Arts Inc.*	157,000	7,901,810
		14,207,780
Consumer Electronics - 1.17%
Research In Motion Limited*	118,000	16,106,410

Electrical Equipment - 1.70%
Molex Incorporated	282,000	7,948,170
Molex Incorporated, Class A	621,600	15,456,084
		23,404,254
Electronic Components - 7.20%
Broadcom Corporation, Class A*	906,000	29,041,830
Linear Technology Corporation	392,000	12,379,360
Microchip Technology Incorporated	746,100	26,520,124
Network Appliance, Inc.*	855,900	31,236,071
		99,177,385
Electronic Instruments - 1.29%
Lam Research Corporation*	377,000	17,843,410

Farm Machinery - 1.17%
AGCO Corporation*	435,000	16,081,950

Food and Related - 2.62%
Hershey Foods Corporation	411,300	22,481,658
Wm. Wrigley Jr. Company	268,000	13,649,240
		36,130,898
Health Care - Drugs - 5.22%
Allergan, Inc.	384,000	42,554,880
Gilead Sciences, Inc.*	384,800	29,423,732
		71,978,612
Health Care - General - 9.14%
DENTSPLY International Inc.	537,000	17,584,065
Gen-Probe Incorporated*	247,900	11,666,174
Henry Schein, Inc.*	781,600	43,124,780
Hologic, Inc.*	328,000	18,902,640
Kyphon Inc.*	327,500	14,775,162
Zimmer Holdings, Inc.*	233,000	19,900,530
		125,953,351
Hospital Supply and Management- 7.46%
C. R. Bard, Inc.	496,000	39,436,960
Cytyc Corporation*	642,500	21,986,350
Express Scripts, Inc.*	143,000	11,547,965
Laboratory Corporation of America Holdings*	411,100	29,858,193
		102,829,468
Insurance - Property and Casualty - 1.30%
AXIS Capital Holdings Limited	530,000	17,945,800

Metal Fabrications - 2.32%
Fastenal Company	911,800	31,990,503

Motor Vehicles - 0.90%
Harley-Davidson, Inc.	210,000	12,337,500

Petroleum - Domestic - 1.43%
XTO Energy Inc.	360,333	19,749,852

Petroleum - International - 1.51%
Noble Energy, Inc.	349,800	20,865,570

Petroleum - Services - 2.36%
BJ Services Company	217,000	6,054,300
Complete Production Services, Inc.*	334,400	6,657,904
National Oilwell Varco, Inc.*	122,000	9,490,380
Smith International, Inc.	214,000	10,282,700
		32,485,284
Publishing - 3.90%
E. W. Scripps Company (The)	256,000	11,438,080
Getty Images, Inc.*	299,800	14,579,274
Meredith Corporation	482,000	27,661,980
		53,679,334
Restaurants - 3.03%
Chipotle Mexican Grill, Inc.*	121,000	7,514,100
P.F. Chang's China Bistro, Inc.*	447,000	18,718,125
YUM! Brands, Inc.	268,000	15,479,680
		41,711,905
Retail - Food Stores - 1.07%
Longs Drug Stores Corporation	286,600	14,800,024

Retail - General Merchandise - 1.18%
Nordstrom, Inc.	306,500	16,226,110

Retail - Specialty Stores - 3.65%
Chico's FAS, Inc.*	665,000	16,245,950
Coldwater Creek Inc.*	561,000	11,374,275
J. Crew Group, Inc.*	564,500	22,675,965
		50,296,190
Security and Commodity Brokers - 4.13%
Chicago Mercantile Exchange Holdings Inc. (A)	71,300	37,964,398
TD Ameritrade Holding Corporation*	1,277,000	18,995,375
		56,959,773
Timesharing and Software - 6.63%
aQuantive, Inc.*	244,000	6,807,600
eBay Inc.*	996,000	32,992,500
Global Payments Inc.	517,000	17,609,020
Paychex, Inc.	897,000	33,960,420
		91,369,540
Trucking and Shipping - 2.03%
C.H. Robinson Worldwide, Inc.	587,200	28,029,992

Utilities - Telephone - 0.48%
Equinix, Inc.*	77,000	6,591,585

TOTAL COMMON STOCKS - 97.40%		$1,342,440,033

(Cost: $847,768,725)

PUT OPTIONS - 0.01%	Number of Contracts

Chicago Mercantile Exchange Holdings Inc., April 540, Expires 4-23-07	77	$130,900
(Cost: $67,760)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages - 0.51%
Diageo Capital plc (Diageo plc),
5.45%, 4-2-07	$7,000	6,998,940

Finance Companies - 0.27%
BP Capital Markets p.l.c.,
5.42%, 4-2-07	3,767	3,766,433

Publishing - 0.51%
Gannett Co., Inc.,
5.32%, 4-5-07	7,000	6,995,862

Utilities - Electric - 0.79%
Detroit Edison Co.:
5.37%, 4-2-07	4,940	4,939,263
5.41%, 4-5-07	6,000	5,996,394
		10,935,657
Utilities - Telephone - 0.36%
Verizon Communications Inc.,
5.35%, 4-4-07	5,000	4,997,771

Total Commercial Paper - 2.44%		33,694,663

Municipal Obligations - Taxable - 0.15%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.29%, 4-10-07	2,000	2,000,000

TOTAL SHORT-TERM SECURITIES - 2.59%		$35,694,663

(Cost: $35,694,663)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,378,265,596

(Cost: $883,531,148)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Security serves as cover for the following written call option outstanding as of March 31, 2007. (see Note 6 to financial statements):

Underlying Security	Contracts Subject to Call	Expiration Month/ Execise Price	Premium Received	Market Value

Chicago Mercantile Exchange Holdings Inc	77	June/650	$57,558	$12,128

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors New Concepts Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: May 30, 2007